Supplement to the
Fidelity's Arizona Municipal Funds
October 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Arizona Municipal Income Fund has been removed.

AZI-SPZ-16-04 1.713591.135	December 1, 2016

Supplement to the
Fidelity® Maryland Municipal Income Fund
October 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

SMD-16-02 1.468178.120	December 1, 2016